Document and Entity Information	May 10, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	Victoria's Secret & Co.
Amendment Flag	false
Entity Central Index Key	0001856437
Document Type	8-K
Document Period End Date	May 10, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-40515
Entity Tax Identification Number	86-3167653
Entity Address, Address Line One	4 Limited Parkway East
Entity Address, City or Town	Reynoldsburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43068
City Area Code	(614)
Local Phone Number	577-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	VSCO
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE